Provisions (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Provisions current at beginning	$ 3,536,823	$ 312,728
Increases current	2,487,563	3,568,122
Decrease current	(2,253,376)	(296,740)
Recoveries current	(830,766)	(47,285)
Provisions current at ending	2,940,244	3,536,823
Provisions non-current at beginning	2,095,659	402,628
Increases non-current	82,782	1,938,268
Decrease non-current	(1,133,304)	(245,237)
Recoveries non-current
Provisions non-current at ending	1,045,137	2,095,659
Provision For Lawsuits And Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions current at beginning	3,536,823
Increases current	2,487,563
Decrease current	(2,253,376)
Recoveries current	(830,766)
Provisions current at ending	2,940,244	3,536,823
Provision For Wind Farms Dismantling [Member]
IfrsStatementLineItems [Line Items]
Provisions non-current at beginning	2,095,659
Increases non-current	82,782
Decrease non-current	(1,133,304)
Recoveries non-current
Provisions non-current at ending	$ 1,045,137	$ 2,095,659